Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Retailing Portfolio
November 30, 2022
RET-NPRT3-0123
1.810717.118
Common Stocks - 98.1%
	Shares	Value ($)
Food & Staples Retailing - 0.8%
Food Retail - 0.5%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	314,100	14,309,221
Hypermarkets & Super Centers - 0.3%
BJ's Wholesale Club Holdings, Inc. (a)	102,940	7,745,206
TOTAL FOOD & STAPLES RETAILING		22,054,427
Interactive Media & Services - 0.1%
Interactive Media & Services - 0.1%
Pinterest, Inc. Class A (a)	118,300	3,007,186
Internet & Direct Marketing Retail - 26.6%
Internet & Direct Marketing Retail - 26.6%
Amazon.com, Inc. (a)	5,892,000	568,813,680
eBay, Inc.	2,440,100	110,878,144
Etsy, Inc. (a)	276,560	36,530,810
MercadoLibre, Inc. (a)	60,400	56,231,494
thredUP, Inc. (a)(b)	677,862	847,328
Wayfair LLC Class A (a)	38,400	1,406,976
		774,708,432
Multiline Retail - 19.8%
Department Stores - 2.7%
Kohl's Corp. (b)	1,264,131	40,553,322
Nordstrom, Inc. (b)	1,766,200	37,037,214
		77,590,536
General Merchandise Stores - 17.1%
Dollar General Corp.	556,800	142,362,624
Dollar Tree, Inc. (a)	828,200	124,470,178
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	1,083,859	66,007,013
Target Corp.	989,900	165,382,593
		498,222,408
TOTAL MULTILINE RETAIL		575,812,944
Specialty Retail - 44.4%
Apparel Retail - 10.1%
American Eagle Outfitters, Inc. (b)	1,753,000	27,732,460
Burlington Stores, Inc. (a)(b)	276,294	54,065,210
TJX Companies, Inc.	1,736,432	139,001,382
Victoria's Secret & Co. (a)(b)	1,557,233	71,632,718
		292,431,770
Automotive Retail - 4.3%
CarMax, Inc. (a)(b)	30,200	2,094,672
O'Reilly Automotive, Inc. (a)	143,900	124,407,306
		126,501,978
Home Improvement Retail - 22.6%
Floor & Decor Holdings, Inc. Class A (a)(b)	762,737	56,923,062
Lowe's Companies, Inc.	1,172,800	249,278,640
The Home Depot, Inc.	1,083,700	351,107,963
		657,309,665
Homefurnishing Retail - 1.3%
RH (a)(b)	134,200	38,492,586
Specialty Stores - 6.1%
Bath & Body Works, Inc.	1,162,100	49,389,250
Dick's Sporting Goods, Inc. (b)	123,600	14,780,088
Five Below, Inc. (a)(b)	389,300	62,622,798
Ulta Beauty, Inc. (a)	112,100	52,108,564
		178,900,700
TOTAL SPECIALTY RETAIL		1,293,636,699
Textiles, Apparel & Luxury Goods - 6.4%
Apparel, Accessories & Luxury Goods - 5.3%
Canada Goose Holdings, Inc. (a)(b)	278,600	5,219,284
Capri Holdings Ltd. (a)	1,431,100	82,073,585
lululemon athletica, Inc. (a)	80,557	30,636,633
Tapestry, Inc. (b)	988,200	37,324,314
		155,253,816
Footwear - 1.1%
Deckers Outdoor Corp. (a)	79,400	31,671,072
TOTAL TEXTILES, APPAREL & LUXURY GOODS		186,924,888
TOTAL COMMON STOCKS (Cost $1,598,480,488)		2,856,144,576

Money Market Funds - 9.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (c)	4,349,276	4,350,145
Fidelity Securities Lending Cash Central Fund 3.86% (c)(d)	272,103,349	272,130,559
TOTAL MONEY MARKET FUNDS (Cost $276,480,704)		276,480,704

TOTAL INVESTMENT IN SECURITIES - 107.6% (Cost $1,874,961,192)	3,132,625,280
NET OTHER ASSETS (LIABILITIES) - (7.6)%	(222,004,792)
NET ASSETS - 100.0%	2,910,620,488

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	-	381,870,551	377,520,406	289,215	-	-	4,350,145	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	262,083,095	1,449,868,484	1,439,821,020	143,334	-	-	272,130,559	0.8%
Total	262,083,095	1,831,739,035	1,817,341,426	432,549	-	-	276,480,704

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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